JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
March 1, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Funds listed on Appendix A do not differ from the prospectuses contained in the Post-Effective Amendment No. 657 (Amendment No. 658 under the Investment Company Act of 1940, as amended) filed electronically on February 25, 2022.
Please contact Max Vogel at 212-272-7085 if you have any questions.
Very truly yours,
/s/ Max Vogel
Max Vogel
Assistant Secretary

Appendix A
J.P. Morgan International Equity Funds
JPMorgan Emerging Markets Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan International Equity Fund
JPMorgan International Focus Fund
JPMorgan International Value Fund